Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 12,259	$ 11,143
Less: Accumulated depreciation and amortization		(9,595)	(8,066)
Property and equipment, net	$ 4,352	2,664	3,077
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		930	930
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		4,843	4,336
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		4,332	3,729
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 2,154	$ 2,148